UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23289

 NAME OF REGISTRANT:                     Angel Oak Strategic Credit
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Rd. NE, Suite
                                         1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory S. Black
                                         c/o Angel Oak Capital Advisors,
                                         LLC
                                         3344 Peachtree Rd. NE, Suite
                                         1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Angel Oak Strategic Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 ESSENT GROUP LTD                                                                            Agenda Number:  935589715
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3198U102
    Meeting Type:  Annual
    Meeting Date:  04-May-2022
          Ticker:  ESNT
            ISIN:  BMG3198U1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Glenville                                          Mgmt          For                            For
       Angela L. Heise                                           Mgmt          For                            For
       Allan Levine                                              Mgmt          For                            For

2.     REAPPOINTMENT OF PRICEWATERHOUSECOOPERS LLP               Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDED DECEMBER 31, 2022
       AND UNTIL THE 2023 ANNUAL GENERAL MEETING
       OF SHAREHOLDERS, AND TO REFER THE
       DETERMINATION OF THE AUDITORS' COMPENSATION
       TO THE BOARD OF DIRECTORS.

3.     PROVIDE A NON-BINDING, ADVISORY VOTE ON OUR               Mgmt          For                            For
       EXECUTIVE COMPENSATION.

4.     PROVIDE A NON-BINDING, ADVISORY VOTE ON THE               Mgmt          1 Year                         For
       FREQUENCY OF ADVISORY VOTES ON OUR
       EXECUTIVE COMPENSATION.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Strategic Credit Fund
By (Signature)       /s/ Dory S Black
Name                 Dory S Black
Title                Principal Executive Officer
Date                 08/17/2022